Risk Management and Derivative and Other Financial Instruments - Summary of Gross Fair Value and Net Recorded Fair Value of Derivative Instruments by Appropriate Balance Sheet Classification (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedges, Assets [Abstract]
Asset Derivatives, Net recorded fair value	$ 227,991	$ 131,471
Asset Derivatives, Net recorded fair value	91,292	123,567
Short-term derivative instruments [Member]
Derivative Instruments and Hedges, Assets [Abstract]
Asset Derivatives, Netting arrangements	(358)	(21,555)
Asset Derivatives, Net recorded fair value	227,991	131,471
Liability Derivatives, Netting arrangements	(358)	(21,555)
Liability Derivatives, Net recorded fair value	0
Short-term derivative instruments [Member] | Commodity derivatives [Member]
Derivative Instruments and Hedges, Assets [Abstract]
Asset Derivatives, Gross fair value	228,349	153,026
Liability Derivatives, Gross fair value	358	21,555
Long-term derivative instruments [Member]
Derivative Instruments and Hedges, Assets [Abstract]
Asset Derivatives, Netting arrangements	(122)	(4,253)
Asset Derivatives, Net recorded fair value	91,292	123,567
Liability Derivatives, Netting arrangements	(122)	(4,253)
Liability Derivatives, Net recorded fair value	0
Long-term derivative instruments [Member] | Commodity derivatives [Member]
Derivative Instruments and Hedges, Assets [Abstract]
Asset Derivatives, Gross fair value	91,414	127,820
Liability Derivatives, Gross fair value	$ 122	$ 4,253